Significant accounting policies and basis of preparation (Tables)	9 Months Ended
Sep. 30, 2019
Significant accounting policies and basis of preparation
Schedule of property, plant and equipment

Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer equipment	33%
Computer software	50%
Vehicles	33%
Leasehold improvements	over term of lease
Right of use assets	over term of lease
Production tooling and molds	per unit produced

Schedule of operating and finance lease liabilities

Operating lease commitment at December 31, 2018 as disclosed in the Company’s consolidated financial statement	$2,148,834
Discounting effect using the incremental borrowing rate at January 1, 2019	178,677
1,970,157
Extension options reasonably certain to be exercised	136,809
Lease liabilities recognized at January 1, 2019	$2,106,966